SHARE PREMIUM ACCOUNT - Schedule of Share Premium Account (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure For Share Premium Account Explanatory [Abstract]
At 1 January	£ 18,479	£ 17,863	£ 17,751
Issued under employee share schemes	25	19	112
Redemption of preference shares	0	597	0
At 31 December	£ 18,504	£ 18,479	£ 17,863